Note 9 - Financial Instruments and Capital Management	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
9.	FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT

The following table summarizes the carrying value of financial assets and liabilities:

	September 30, 2025	September 30, 2024
FVTPL	$	$
Cash	82,822,339	5,633,842
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	82,908,589	5,720,092
Amortized cost
Accounts payable and accrued liabilities	2,250,839	449,299

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9.	FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (continued)

Fair value measurement

Financial assets and liabilities that are recognized on the consolidated statement of financial position at fair value can be classified in a hierarchy that is based on the significance of the inputs used in making the measurements.

The levels in the hierarchy are:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The Company’s cash and cash equivalents is classified as Level 1, whereas accounts payable and accrued liabilities are classified as Level 2. As at September 30, 2025, the Company believes that the carrying values of cash and cash equivalents and accounts payable and accrued liabilities approximate their fair values because of their nature and relatively short maturity dates or durations.

Financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash and cash equivalents balance. As at September 30, 2025, the Company had cash and cash equivalents of $82,908,589 which was held with major banks in Canada, United States and Australia. Because deposits are with three banks, there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies. The maximum exposure to credit risk is the carrying amount of the Company’s financial instruments. The credit risk is assessed as low.

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. As at September 30, 2025, the Company had the following foreign currency balances – cash (US$55,398,200 and AU$1,142,544), receivables (US$145,109; AU$168,355), prepaids (US$611,623; AU$2,567; €54,835) and accounts payable and accrued liabilities (US$781,161 and AU$913,085; €24,390; kr114,900). A 10% fluctuation in the US$, AU$, €, and kr against the Canadian dollar would have an impact of approximately $7,748,500 on comprehensive loss.

Liquidity risk

Liquidity risk arises through the excess of financial obligations over available financial assets due at any point in time. The Company’s objective in managing liquidity risk is to maintain sufficient readily available reserves in order to meet its liquidity requirements at any point in time. The Company’s main source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding. As at September 30, 2025, the Company had cash and cash equivalents of $82,908,589 to cover current liabilities of $2,250,839.

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9.	FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (continued)

Capital management

Management’s objective is to manage its capital to ensure that there are adequate capital resources to safeguard the Company’s ability to continue as a going concern through the optimization of its capital structure. The capital structure consists of share capital and working capital. In order to achieve this objective, management makes adjustments to it in light of changes in economic conditions and risk characteristics of the underlying assets. To maintain or adjust the capital structure, management may invest its excess cash in interest bearing accounts of Canadian chartered banks and/or raise additional funds externally as needed. The Company is not subject to externally imposed capital requirements. The Company’s management of capital did not change during the year ended September 30, 2025.